Segmented and geographic information (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Detailed Report of Segments and Geographic Areas
Results by reporting segments and geographic areas

$ millions, for the year ended October 31		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2020	Net interest income (2)	$6,294	$1,248	$1,433	$1,910	$159	$11,044	$8,449	$1,583	$890	$122
	Non-interest income (3)(4)	2,194	2,873	621	1,577	432	7,697	5,243	1,167	616	671
	Total revenue	8,488	4,121	2,054	3,487	591	18,741	13,692	2,750	1,506	793
	Provision for (reversal of) credit losses	1,219	303	487	281	199	2,489	1,648	623	199	19
	Amortization and impairment (5)	230	30	126	10	915	1,311	805	174	312	20
	Other non-interest expenses	4,373	2,149	1,007	1,624	898	10,051	7,991	1,336	530	194
	Income (loss) before income taxes	2,666	1,639	434	1,572	(1,421)	4,890	3,248	617	465	560
	Income taxes (2)	704	437	54	441	(538)	1,098	700	165	89	144
	Net income (loss)	$1,962	$1,202	$380	$1,131	$(883)	$3,792	$2,548	$452	$376	$416
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2	$–	$–	$2	$–
	Equity shareholders	1,962	1,202	380	1,131	(885)	3,790	2,548	452	374	416
	Average assets (6)	$261,956	$65,839	$55,237	$221,117	$131,343	$735,492	$554,787	$122,721	$33,012	$24,972
2019 (7)	Net interest income (2)	$6,372	$1,205	$1,381	$1,253	$340	$10,551	$7,890	$1,405	$820	$436
	Non-interest income (3)(4)	2,383	2,822	583	1,707	565	8,060	6,008	1,099	643	310
	Total revenue	8,755	4,027	1,964	2,960	905	18,611	13,898	2,504	1,463	746
	Provision for (reversal of) credit losses	896	163	73	153	1	1,286	1,111	173	1	1
	Amortization and impairment (5)	96	8	109	4	621	838	508	139	181	10
	Other non-interest expenses	4,649	2,098	1,010	1,512	749	10,018	7,985	1,290	556	187
	Income (loss) before income taxes	3,114	1,758	772	1,291	(466)	6,469	4,294	902	725	548
	Income taxes (2)	825	471	90	337	(375)	1,348	1,008	139	155	46
	Net income (loss)	$2,289	$1,287	$682	$954	$(91)	$5,121	$3,286	$763	$570	$502
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$25	$25	$–	$–	$25	$–
	Equity shareholders	2,289	1,287	682	954	(116)	5,096	3,286	763	545	502
	Average assets (6)	$259,089	$62,552	$47,495	$184,566	$86,014	$639,716	$501,066	$99,152	$27,086	$12,412
2018 (7)	Net interest income (2)	$6,151	$1,091	$1,231	$1,432	$160	$10,065	$7,963	$1,204	$793	$105
	Non-interest income (3)(4)	2,444	2,745	529	1,503	548	7,769	6,030	895	567	277
	Total revenue	8,595	3,836	1,760	2,935	708	17,834	13,993	2,099	1,360	382
	Provision for (reversal of) credit losses	741	5	79	(30)	75	870	740	57	75	(2)
	Amortization and impairment (5)	98	9	107	4	439	657	469	136	44	8
	Other non-interest expenses	4,297	2,058	916	1,488	842	9,601	7,655	1,231	530	185
	Income (loss) before income taxes	3,459	1,764	658	1,473	(648)	6,706	5,129	675	711	191
	Income taxes (2)	919	478	97	387	(459)	1,422	1,021	288	72	41
	Net income (loss)	$2,540	$1,286	$561	$1,086	$(189)	$5,284	$4,108	$387	$639	$150
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17	$–	$–	$17	$–
	Equity shareholders	2,540	1,286	561	1,086	(206)	5,267	4,108	387	622	150
	Average assets (6)	$259,131	$55,713	$41,238	$166,231	$76,128	$598,441	$476,224	$80,935	$31,101	$10,181

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $183 million, respectively (2019: $2 million and $177 million, respectively; 2018: $2 million and $278 million, respectively) with an equivalent offset in Corporate and Other.

(3)
The fee and commission income within
non-interest
income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management, with the remainder earned mainly in Canadian Personal and Business Banking.

(4)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(5)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(6)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(7)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

Breakdown of revenue from reporting segments
The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2020	2019 (1)	2018 (1)
Canadian Personal and Business Banking	$8,488	$8,755	$8,595
Canadian Commercial Banking and Wealth Management
Commercial banking	$1,663	$1,633	$1,461
Wealth management	2,458	2,394	2,375
	$4,121	$4,027	$3,836
U.S. Commercial Banking and Wealth Management (2)
Commercial banking (3)	$1,432	$1,353	$1,194
Wealth management	622	611	566
	$2,054	$1,964	$1,760
Capital Markets (2)
Global markets	$2,143	$1,729	$1,694
Corporate and investment banking	1,344	1,231	1,241
	$3,487	$2,960	$2,935
Corporate and Other (2)
International banking	$734	$798	$657
Other	(143)	107	51
	$591	$905	$708

(1)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.
(2)
U.S. Commercial Banking and Wealth Management and Capital Markets revenue includes a TEB adjustment of nil and $183 million, respectively (2019: $2 million and $177 million, respectively; 2018: $2 million and $278 million, respectively) with an equivalent offset in Corporate and Other.

(3)
Certain information has been reclassified to conform to the presentation adopted in the first quarter of 2020. Commercial banking now includes the Other line of business, which includes the treasury activities relating to CIBC Bank USA, as these activities primarily support the commercial banking line of business.